Shareholders' Equity (Details) - Schedule of information concerning outstanding and exercisable awards - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Awards outstanding [Member]
Class of Warrant or Right [Line Items]
Number of awards outstanding at end of year
Awards outstanding [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 0
Awards outstanding [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	0.01
Awards outstanding [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.21	$ 2.21
Number of awards outstanding at end of year	1,130,143	1,995,625
Weighted Average Remaining Contractual Life (years)	7 years 11 months 12 days	9 years 18 days
Number of awards exercisable at end of year		1,019,695
Awards outstanding [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 16	$ 16
Number of awards outstanding at end of year	88,500	205,000
Weighted Average Remaining Contractual Life (years)	7 years 5 months 23 days	9 years 7 months 13 days
Number of awards exercisable at end of year		37,917
Awards outstanding [Member] | 17.63 [Member]
Class of Warrant or Right [Line Items]
Number of awards outstanding at end of year	1,421,530
Weighted Average Remaining Contractual Life (years)	9 years 8 months 4 days
Awards outstanding [Member] | 17.63 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 17.63
Awards outstanding [Member] | 17.63 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	64.61
Awards outstanding [Member] | 26.56 [Member]
Class of Warrant or Right [Line Items]
Number of awards outstanding at end of year		180,500
Weighted Average Remaining Contractual Life (years)		9 years 11 months 4 days
Number of awards exercisable at end of year		4,167
Awards outstanding [Member] | 26.56 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		$ 26.56
Awards outstanding [Member] | Non-employees [Member] | 1.92 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 1.92
Number of awards outstanding at end of year	192,927	269,714
Weighted Average Remaining Contractual Life (years)	14 days	1 year 2 months 4 days
Number of awards exercisable at end of year	192,927	269,714
Awards outstanding [Member] | Non-employees [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.21
Number of awards outstanding at end of year	1,769,513	2,191,349
Weighted Average Remaining Contractual Life (years)	7 years 10 months 20 days	6 years 2 months 19 days
Number of awards exercisable at end of year	1,288,236	1,188,914
Awards outstanding [Member] | Non-employees [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 16
Number of awards outstanding at end of year	161,484	444,748
Weighted Average Remaining Contractual Life (years)	5 years 5 months 4 days	8 years 10 months 20 days
Number of awards exercisable at end of year	114,477	283,933
Awards outstanding [Member] | Non-employees [Member] | 23.19 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 23.19
Number of awards outstanding at end of year	21,000
Weighted Average Remaining Contractual Life (years)	9 years 9 months 10 days
Number of awards exercisable at end of year
Awards outstanding [Member] | Non-employees [Member] | 23.84 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 23.84
Number of awards outstanding at end of year	30,000
Weighted Average Remaining Contractual Life (years)	9 years 10 months 17 days
Number of awards exercisable at end of year
Awards outstanding [Member] | Non-employees [Member] | 30.93 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 30.93
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	8 years 9 months 21 days
Number of awards exercisable at end of year	20,000
Awards outstanding [Member] | Non-employees [Member] | 30.66 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 30.66
Number of awards outstanding at end of year	12,000
Weighted Average Remaining Contractual Life (years)	9 years 6 months 10 days
Number of awards exercisable at end of year
Awards outstanding [Member] | Non-employees [Member] | 40.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 40.21
Number of awards outstanding at end of year	17,319
Weighted Average Remaining Contractual Life (years)	9 years 2 months 8 days
Number of awards exercisable at end of year	3,137
Awards outstanding [Member] | Non-employees [Member] | 49.68 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 49.68
Number of awards outstanding at end of year	100,000
Weighted Average Remaining Contractual Life (years)	9 years 18 days
Number of awards exercisable at end of year
Awards outstanding [Member] | Non-employees [Member] | 0.01 [Member]
Class of Warrant or Right [Line Items]
Number of awards outstanding at end of year		186,815
Weighted Average Remaining Contractual Life (years)		3 months 29 days
Number of awards exercisable at end of year		186,815
Awards outstanding [Member] | Non-employees [Member] | 18.00 [Member]
Class of Warrant or Right [Line Items]
Number of awards outstanding at end of year		260,000
Weighted Average Remaining Contractual Life (years)		3 years 10 months 9 days
Number of awards exercisable at end of year		260,000
Awards outstanding [Member] | Non-employees [Member] | One Point Zero Zero [Member]
Class of Warrant or Right [Line Items]
Number of awards outstanding at end of year		20,000
Weighted Average Remaining Contractual Life (years)		9 years 9 months 21 days
Number of awards exercisable at end of year		1,666
Awards outstanding [Member] | Maximum [Member] | 26.56 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		$ 59.2
Awards exercisable [Member]
Class of Warrant or Right [Line Items]
Number of awards exercisable at end of year	73,679
Awards exercisable [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	7 years 11 months 12 days
Number of awards exercisable at end of year	716,448
Awards exercisable [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	6 years 1 month 2 days
Number of awards exercisable at end of year	35,791
Awards exercisable [Member] | 17.63 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 11 months 23 days
Number of awards exercisable at end of year	19,438
Awards exercisable [Member] | Non-employees [Member] | 1.92 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		1.92
Weighted Average Remaining Contractual Life (years)	14 days
Awards exercisable [Member] | Non-employees [Member] | 2.21 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		2.21
Weighted Average Remaining Contractual Life (years)	7 years 10 months 20 days
Awards exercisable [Member] | Non-employees [Member] | 16.00 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		16
Weighted Average Remaining Contractual Life (years)	4 years 2 months 19 days
Awards exercisable [Member] | Non-employees [Member] | 23.19 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)
Awards exercisable [Member] | Non-employees [Member] | 23.84 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)
Awards exercisable [Member] | Non-employees [Member] | 30.93 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	8 years 9 months 21 days
Awards exercisable [Member] | Non-employees [Member] | 30.66 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)
Awards exercisable [Member] | Non-employees [Member] | 40.21 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	9 years 2 months 8 days
Awards exercisable [Member] | Non-employees [Member] | 49.68 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)
Awards exercisable [Member] | Non-employees [Member] | 0.01 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		0.01
Awards exercisable [Member] | Non-employees [Member] | 18.00 [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		18
Awards exercisable [Member] | Non-employees [Member] | One Point Zero Zero [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)		$ 30.93